Organization and Principal Activities (Tables)	12 Months Ended
Jun. 30, 2024
Organization and Principal Activities [Abstract]
Schedule of Income/(Loss) Per Share Before and After Retrospective Adjustments	The income/(loss) per share before and after the retrospective adjustments are as follows.
	For the years ended June 30,
	2023		2022
	Before adjustment	After adjustment	Before adjustment	After adjustment
Net income/(loss) per share attributable to ordinary shareholders of Big Tree Cloud Holdings Limited
- Basic and diluted	5.59	0.0056	(37.85)	(0.0379)
Weighted average shares used in calculating net income/(loss) per share
- Basic and diluted	50,000	50,000,000	50,000	50,000,000

Schedule of Balance Sheet Date of Financial Statements Company’s Subsidiaries	As of the balance sheet date of the financial statements, the details of the Company’s subsidiaries are as follows.
Name	Date of Incorporation	Percentage of effective ownership	Principal Activities
Big Tree Cloud International Group Limited (“DSY”)	April 21, 2021	100%	Investment holding
Plutonian Acquisition Corporation (“Plutonian”)	March 11, 2021	100%	Investment holding
Bright Connected Limited (“DSY BVI”)	April 1, 2021	100%	Investment holding
Hongkong Ploutos International Limited (“DSY HK”)	July 14, 2023	100%	Investment holding
Guangdong Big Tree Cloud Investment Holding Group Co., LTD (“DSY Guangdong”)	June 16, 2020	100%	Investment holding
Shenzhen Big Tree Cloud Import and Export Trading Co., Ltd. (“DSY Shenzhen”)	July 02, 2020	100%	Sale of personal care products
Dongguan Big Tree Cloud Daily Necessities Co. Ltd. (“DSY Dongguan”)	July 14, 2022	100%	Manufacturing personal care products
Shenzhen Jingxiyun Trading Co., Ltd. (“Jingxiyun Shenzhen”)	December 20, 2021	100%	Sale of personal care products
Shenzhen Big Tree Cloud Commercial Chain Management Co. Ltd. (“DSY Commercial Shenzhen”)	January 19, 2023	100%	Sale of personal care products
Liaoning Big Tree Cloud Commercial Chain Management Co., Ltd. (“DSY Commercial Liaoning”)	February 21, 2023	100%	Sale of personal care products
Jilin Big Tree Cloud Commercial Chain Management Co., Ltd. (“DSY Commercial Jilin”)	March 8, 2023	100%	Sale of personal care products
Sichuan Big Tree Cloud Commercial Chain Management Co., Ltd. (“DSY Commercial Sichuan”)	March 17, 2023	100%	Sale of personal care products